Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt [Abstract]
DEBT

NOTE 6 — DEBT

Convertible Debt

The Company issued convertible debt during 2022 through May of 2024 under its initial round of convertible debt. The balance of convertible debt as of December 31, 2024 was $5,722,511 in outstanding principal and no remaining unamortized debt issuance costs and debt discount. As of December 31, 2024, accrued interest for the notes totaled $888,894.

During 2024, the Company issued convertible debt in the form of original issue discount convertible promissory notes. These notes provide investors with a 20% discount on their investment amount. To determine the principal amount of the notes, the investment amount is divided by 0.80, reflecting that 20% original issue discount. Concurrent with the issue and sale of the notes, each holder was entitled to receive a number of shares of the Company’s Common Stock, par value $0.0001 per share equal to: (i) in the case of a holder that is a Lead Investor, the quotient resulting when 20% of the Holder’s purchase price is divided by a price per share equal to the Valuation Cap divided by the Company Capitalization, (ii) In the case of all other holders, the quotient resulting when 5% of the Holder’s purchase price is divided by a price per share equal to the Valuation Cap divided by the Company Capitalization. The purchase price means the product of the principal amount of the note multiplied by 0.80. The Valuation Cap is set at $20,000,000 and the Company Capitalization means the sum of all equity securities (on an as-converted basis) issued and outstanding, assuming exercise or conversion of all outstanding vested and unvested options, warrants and other convertible securities, but excluding the notes and all equity securities reserved and available for future grant under any equity incentive or similar plan of the Company.

During the nine and three months ended September 30, 2024, the Company extended the maturity date of the debt and incurred an additional $997,253 and $0 in principal due to extension fees. During the nine and three months ended September 30, 2024, the Company also raised a total of $158,424 and $0, respectively, in additional operating capital through the issuance of additional original issue discount convertible promissory notes, all of which carry the same terms as all other issued convertible debt. The issuance of these notes resulted in an additional debt discount totaling $39,606 for a total principal amount of $198,030 during the nine months ended September 30, 2024. In addition, note holders were entitled to 2,302 shares of common stock and with a share fair market value between $2.42 and $3.46 for a total additional debt discount and share payable of $6,819 and $0 during the nine and three months ended September 30, 2024, respectively. The Company recorded $46,410 and $0 in amortization of debt discount to interest expense on the condensed consolidated statements of operations and comprehensive income (loss) for the nine and three months ended September 30, 2024. The Company also incurred an additional $381,535 and $144,239 in accrued interest during the nine and three months ended September 30, 2024, respectively.

In connection with the completion of the IPO on March 7, 2025, which was deemed a qualifying financing event, the Company converted the total balance due to all holders of the original issue discount convertible promissory notes. The actual date of conversion of the notes was completed on March 6, 2025. The total amount that was converted was $6,611,405, which was the total principal of $5,722,511 and accrued interest of $888,894 as of December 31, 2024. These were converted into a total of 1,912,176 shares of the Company’s common stock. An additional accrual of interest through the date of the IPO, March 7, 2025, was recorded as of March 7, 2025 for $103,101 and this balance is included as a share payable since it was convertible to shares of common stock totaling 29,660 as of the date of IPO. In April of 2025, 29,305 of these shares were issued, representing an increase of $101,867 for an updated total converted amount of $6,713,272 for the nine months ended September 30, 2025. The remaining 355 shares are pending to be issued and the balance of the accrued interest for the shares that were not yet issued, $1,234, is recorded as a share payable balance until issued.

Notes Payable

In June of 2024, the Company received a loan in the amount of $12,198 which was payable in the foreign currency of Great British Pounds. This loan had no maturity date or interest rate assigned to the loan. It was also unsecured and there were no assets pledged on the loan. This loan was revalued at December 31, 2024 and had a principal balance of $12,900. During the nine months ended September 30, 2025, a gain on foreign currency exchange was recognized for $424 on the revaluation of the loan. This loan was repaid in March of 2025 as part of a confidential release and final agreement, detailed below.

During August and September of 2024, the Company raised $280,000 in short-term loans that are expected to be repaid within a year, although a maturity date is not specified. These loans have a 100% interest fee that is due at the date of repayment and an additional 100% fee in shares of the Company’s Common Stock issued at the current fair market value, which was $1.41 at the dates of the loans. In September of 2024, the Company issued 198,454 shares of Common Stock in full payment of the $280,000 amount that was payable in shares of the Company. In the same period, the Company repaid $25,000 of the short-term loans along with the corresponding $25,000 interest fee. These loans resulted in a total interest expense of $560,000 that was recognized during the nine and three months ended September 30, 2024. A total principal balance of $255,000 and accrued interest of $255,000 remained outstanding as of December 31, 2024. The Company repaid $175,000 of the principal amount along with $175,000 of the accrued interest amount as part of a confidential release and final agreement, detailed below. The remaining $80,000 in principal and $80,000 in interest, was repaid in April of 2025, as detailed below, in connection with a loan repayment agreement that was entered into with a shareholder of the Company on April 2, 2025.

In November of 2024, the Company raised $30,000 from a short-term loan which carried a 100% interest fee. In addition, the Company requested from the underwriter that they unlock 24,500 shares of common stock currently owned by the lender to be available as freely floating, publicly tradable shares. A total principal balance of $30,000 and accrued interest of $30,000 remained outstanding as of December 31, 2024. The noteholder agreed to be repaid a total of $29,223 for the principal amount and $29,223 for the accrued interest on the loan. This resulted in a gain on debt extinguishment of $1,554. The final payment was made on April 1, 2025.

The Company entered into a loan agreement with one of its shareholders on February 5, 2025 for an amount totaling $9,314 and agreed to pay an interest fee of 200% of the principal loan and an additional 100% in common stock once the Company became a public company. In addition, this shareholder made an additional loan of $6,186 to the Company on February 10, 2025. The additional loan was not subject to a loan agreement and did not carry any written terms. The Company became a public company on March 6, 2025. On April 2, 2025, the shareholder and the Company agreed on repayment terms for those two loans and a pre-existing loan from August of 2024 (see above) that was owed to this shareholder together with all accrued interest. The total repayment was $206,617 and it included $95,500 in principal and $111,117 in interest. The total principal amount includes the $15,500 loans from February 2025 and the remaining $80,000 in principal and $80,000 in interest from a loan which was made to the Company during August of 2024. The final payment was made in April of 2025.

Confidential Release and Final Agreement

From January through March of 2025, the Company borrowed money from shareholders of the Company to pay for expenses in connection with the IPO. Total proceeds of $86,150 were received by the Company and these borrowed funds did not have a loan agreement or loan terms. These shareholders also had notes payable made to the Company during 2024, which are part of the notes payable disclosed in Note 6 totaling $187,900 in principal as of December 31, 2024.

In March of 2025, the Company entered into a confidential release and final agreement to settle all loan amounts and interest payable to these shareholders with a total payment of $650,000. The agreement also supersedes all prior loan agreements and settles any future claims for any reason and no longer requires the payment of any shares of equity. The total loans that were paid had a principal amount of $273,626 and accrued interest of $175,000. The Company recognized an additional $201,374 in interest expense. Payment of the settlement amount was made on March 31, 2025.

Convertible Debt — December 2024

In December of 2024, the Company raised $25,000 from a short-term convertible promissory note which is unrelated to the previously issued convertible debt through May of 2024 and carries different terms. This note has a 30% original issue discount that constitutes the interest due on the loan and was added to the principal balance, a payment in equity kicker shares of the Company’s common stock having a combined value equaling 30% of the principal amount and a maturity date of February 15, 2025. The number of the shares subject to the equity kicker were calculated based on the Company’s anticipated price per share at the IPO, which was at $4. The original issue discount and the equity kicker shares had values of $7,500 each for a total discount on debt of $15,000. During 2024, the Company recognized $4,219 in amortization of debt discount on the condensed consolidated statements of operations and comprehensive income (loss). The issuance of this loan resulted in an additional 1,875 shares of common stock becoming due and were not issued as of December 31, 2024. As such, it resulted in an increase of $7,500 to the shares payable balance during the year ended December 31, 2024. A total principal balance of $32,500 and unamortized debt discount of $10,781 was outstanding as of December 31, 2024. The Company amortized the remaining debt discount amount of $10,781 to interest expense during the nine months ended September 30, 2025. No amortization was recorded during the three months ended September 30, 2025.

Loan repayment options included the proceeds of the Company’s IPO, which occurred on March 6, 2025 and was the earliest of all other options. The lender had the option to convert the debt into shares of the Company’s common stock but, instead, the repayment of the loan principal of $25,000 and accrued interest of $7,500 was completed in March of 2025. The 1,875 shares were issued in April of 2025, subsequent to the maturity date of February 15, 2025, and were no longer included in the shares payable balance as of September 30, 2025.

In March of 2025, the Company raised an additional $150,000 from two short-term promissory notes which have a 30% original issue discount that constitutes the interest due on the loan and was added to the principal balance, a payment in equity kicker shares of the Company’s common stock having a combined value equaling 30% of the principal amount and a maturity date of April 10, 2025. The number of the shares subject to the equity kicker were calculated based on the Company’s anticipated price per share at the IPO, which was at $4. The original issue discount and the equity kicker shares had values of $45,000 each for a total discount on debt of $90,000. The issuance of this loan resulted in an additional 11,250 shares of common stock becoming due. As such, it resulted in an increase of $45,000 to the shares payable balance during 2025. The Company repaid the total loan principal of $150,000 and accrued interest of $45,000 in March of 2025. The shares in connection with the share payable amount of $45,000 were issued in April of 2025 and were no longer included in the shares payable balance as of September 30, 2025. The Company amortized the $90,000 debt discount amount to interest expense during the nine months ended September 30, 2025.

NOTE 7 — DEBT

Original Issue Discount Convertible Promissory Notes

The Company issued convertible debt during 2022 through May of 2024. The balances of convertible debt as of December 31, 2022 were $2,300,575 in outstanding principal and $469,082 in unamortized debt issuance costs and debt discount.

During 2023 and through May of 2024, the Company issued additional convertible debt in the form of original issue discount convertible promissory notes. These notes provide investors with a 20% discount on their investment amount. To determine the principal amount of the notes, the investment amount is divided by 0.80, reflecting that 20% original issue discount. A total addition to debt discount in the amount of $39,606 and $72,500 was recognized during the years ended December 31, 2024 and 2023, respectively, for notes issued during those periods.

Concurrent with the issue and sale of the notes, each holder was entitled to receive a number of shares of the Company’s Common Stock, par value $0.0001 per share equal to: (i) in the case of a holder that is a Lead Investor, the quotient resulting when 20% of the Holder’s purchase price is divided by a price per share equal to the Valuation Cap divided by the Company Capitalization, (ii) In the case of all other holders, the quotient resulting when 5% of the Holder’s purchase price is divided by a price per share equal to the Valuation Cap divided by the Company Capitalization. The purchase price means the product of the principal amount of the note multiplied by 0.80. The Valuation Cap is set at $20,000,000 and the Company Capitalization means the sum of all equity securities (on an as-converted basis) issued and outstanding, assuming exercise or conversion of all outstanding vested and unvested options, warrants and other convertible securities, but excluding the notes and all equity securities reserved and available for future grant under any equity incentive or similar plan of the Company. Company capitalization was determined to be 5,819,896 as of the date of issuance of the notes and increased with each instance of shares payable to each new investor. As of December 31, 2023, the total number of shares payable to investors was determined to be 73,869 shares of Common Stock at calculated prices per share between $3.43 and $3.48 per share (as adjusted for the Reverse Stock Split). As of December 31, 2023, those shares were not yet issued to investors and, therefore, recognized as a share payable liability with a share fair market value of $2.44 for a total liability and debt discount addition of $179,956 (as adjusted for the Reverse Stock Split). The Company recorded incremental debt discount in the amount of $6,819 for 2,304 shares (as adjusted for the Reverse Stock Split) which were issued in connection with the issuance of convertible debt during the year ended December 31, 2024.

The Company recorded $46,410 and $462,170 in amortization of debt discount on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023, respectively.

During the years ended December 31, 2024 and 2023, the Company had no unamortized balances of debt issuance costs and $143,905 was recognized in amortization on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 as a result of the amortization of those costs.

These notes had an original maturity date of June 5, 2023 and carried the option to extend the maturity date on two occasions for 45-day periods. If the option to extend the maturity is exercised, a 10% increase in the outstanding principal amount will be applied at the start of each extension period. These notes pay simple interest at a rate of 10% per annum on the original outstanding principal amount and all accrued interest and unpaid principal amounts are due at maturity. The notes matured on June 5, 2023 and were extended on two occasions in accordance with the applicable terms of the notes, for an additional 45 days on each extension, and a revised maturity date of September 3, 2023. This resulted in an additional principal amount of $532,615 added to the original outstanding principal amount at the date of maturity, which was $2,663,075.

During September 2023 and November 2023, the Company obtained the written consent of required noteholders on both occasions to amend the terms of the notes and add four additional 45-day extension periods to the loan’s maturity date, for a total of six extension periods from the original maturity date. The terms for each extension remain the same and a 10% increase in the original outstanding principal amount was applied at the start of each extension period. In addition to this fee, and as consideration for amending the note accordingly as of September 2023, on the maturity date, in addition to the unpaid interest and principal amount due and payable, the Company was required to pay to each holder of notes an amount equal to 15% of the original principal amount of such holder’s note. The 15% fee was amended and increased to 20% as consideration for amending the note in November 2023. As of December 31, 2023, the Company extended the maturity on three additional occasions from the revised maturity date of September 3, 2023. This resulted in an additional principal amount of $266,308 added to the original outstanding principal amount at the start of each extension period, which resulted in an additional $798,923 in principal amount. In addition to this fee, the 20% due at maturity resulted in an additional $532,615 in principal amount.

During January 2024, the Company obtained the written consent of required noteholders to amend the terms of the notes and add two additional 45-day extension periods to the loan’s maturity date, for a total of eight extension periods from the original maturity date. The terms for each extension remain the same and a 10% increase in the outstanding principal amount, based on the original outstanding principal amount, will be applied at the start of each extension period. This resulted in an additional principal amount of $266,308 as of January 16, 2024 added to the outstanding principal amount at the start of the extension period. In addition to this fee, and as consideration for amending the note accordingly, on the maturity date, in addition to the unpaid interest and principal amount due and payable, the Company shall pay to each holder of notes an amount equal to 25% of the original principal amount of such holder’s note, which replaces the 20% that was due as a result of the second amendment in November 2023. This resulted in an additional principal amount of $156,749 added to the outstanding principal amount. The notes matured on March 1, 2024 and were extended an additional time in accordance with the applicable terms of the notes, for an additional 45 days on each extension, and a revised maturity date of May 30, 2024. This resulted in an additional principal amount of $266,307 as of March 1, 2024 added to the outstanding principal amount at the start of the extension period.

During April and May of 2024, the Company raised a total of $82,920 in additional operating capital through the issuance of additional original issue discount convertible promissory notes, all of which carry the same terms as all other issued convertible debt. The issuance of these notes resulted in an additional debt discount totaling $20,730 for a total principal amount of $103,650. In addition, note holders were entitled to an issuance of Common Stock. The beginning Company capitalization was determined to be 5,819,896 as of the date of issuance of the notes and increased with each instance of shares payable to each new investor. The total number of shares payable to investors was determined to be 1,204 shares of Common Stock (as adjusted for the Reverse Stock Split) at a calculated price range per share of $3.43 through $3.46. These shares were issued to investors with a share fair market value of $3.43 for a total additional debt discount of $4,159. These costs were amortized through the maturity date of the notes, which was May 30, 2024.

The notes were extended an additional time on April 15, 2024 in accordance with the applicable terms of the notes, for an additional 45 days. This resulted in an additional principal amount of $281,977. In addition to this fee, and as consideration for amending the note accordingly, on the maturity date, in addition to the unpaid interest and principal amount the due and payable, the Company shall pay to each holder of notes an amount equal to 25% of the original principal amount of such holder’s note. This resulted in an additional principal amount of $25,912 added to the outstanding principal amount of loans which were added during the year ended December 31, 2024 and were not already previously increased due to the loan extension in March of 2024.

On May 30, 2024, the convertible debt balance plus accrued interest became due. Holders of a majority of the outstanding principal, or required holders, prior to May 30, 2024, elected to sign a conversion notice agreement (“Conversion Notice”) that will convert all of the notes to shares of Common Stock of the Company subject to the completion of the IPO. This election triggers a conversion for all investors of the notes, including those who did not sign the Conversion Notice. For those investors that agreed, the conversion price will be set at the lower of the IPO price or based on a pre-IPO valuation of $20 million divided by the outstanding Company capitalization. For those which did not sign the Conversion Notice, the conversion price will be based on a pre-IPO valuation of $20 million divided by the outstanding Company capitalization.

On July 13, 2024, the Conversion Notice was amended and the date extended to August 9, 2024. This date was subsequently amended on August 9, 2024 to extend the date to October 31, 2024. On October 31, 2024, the date was extended to February 15, 2025. Finally, on February 15, 2025, the date was extended to March 31, 2025.

The terms of the note establish a conversion either upon a qualified financing, change of control, or voluntary conversion on the maturity date. Qualified financing means a transaction or series of transactions completed after the date of the note pursuant to which the Company issues and sells equity securities with the principal purpose of raising capital. Upon a qualified financing, then at the option of the holder in its sole discretion, the entire outstanding principal amount of the note and all accrued and unpaid interest shall automatically and simultaneously with the closing thereof convert (which such conversion shall be mandatory as to all notes outstanding at the time of such qualified financing) into the equity securities issued in such qualified financing at the conversion price. The issuance of such equity securities pursuant to the conversion of these notes shall be upon and subject to the same terms and conditions applicable to the Equity Securities sold in the Qualified Financing. The conversion price means, with respect to a qualified financing, a price per share equal to the cash price per share paid by the other purchasers of the equity securities sold in the qualified financing.

A change of control means (i) a consolidation or merger of the Company with or into any other corporation or other entity or person; (ii) any transaction or series of related transactions to which the Company is a party in which in excess of 50% of the Company’s voting power is transferred; (iii) the sale or transfer of all or substantially all of the Company’s assets, or the exclusive license of all or substantially all of the Company’s material intellectual property; provided that a Change of Control shall not include any transaction or series of transactions principally for bona fide equity financing purposes in which cash is received by the Company or any successor, indebtedness of the Company is canceled, converted or a combination thereof.

If the outstanding principal amount of the note and all accrued and unpaid interest is not converted or repaid on or prior to the maturity date pursuant to a Qualified Financing or a Change of Control or otherwise, then, on the maturity date, at the option of the required holders in their sole discretion, all, but not less than all, of the outstanding principal amount of the note and all accrued and unpaid interest shall either be (x) repaid, or (y) converted into Equity Securities of the Company at a price per Equity Security equal to the Valuation Cap divided by Company’s Capitalization.

As of December 31, 2024 and 2023, the convertible debt had the following balances:

	12/31/2024	12/31/2023
Outstanding Principal	$5,722,511	$4,527,228
Unamortized Debt Issuance Costs	$—	$—
Unamortized Debt Discount – Shares Payable	$—	$—
Unamortized Debt Discount – Original Issue Discount	$—	$—
Convertible Debt, Net	$5,722,511	$4,527,228

The outstanding balance remained unpaid as of December 31, 2024 and was converted to equity concurrent with the Company’s initial public offering (“IPO”) in March of 2025. Please refer to Note 10 for subsequent events.

As of December 31, 2024 and 2023, total accrued interest on the notes equaled $888,894 and $363,120, respectively.

Notes Payable

In June of 2024, the Company received a loan in the amount of $12,198 in United States Dollar which will be payable in the foreign currency of Great Britain Pounds. This loan had no maturity date or interest rate assigned to the loan. It was also unsecured and there were no assets pledged on the loan. This loan was revalued at December 31, 2024 and had a principal balance of $12,900 in United States Dollar. This loan was repaid in March of 2025 as part of a confidential release and final agreement. Please refer to Note 10 for subsequent events.

During August and September of 2024, the Company raised $280,000 in short-term loans that are expected to be repaid within a year, although a maturity date is not specified. These loans have a 100% interest fee that is due at the date of repayment and an additional 100% fee in shares of the Company’s Common Stock issued at the current fair market value, which was $1.41 at the dates of the loans. In September of 2024, the Company issued 198,454 shares of Common Stock in full payment of the $280,000 amount that was payable in shares of the Company. In the same period, the Company repaid $25,000 of the short-term loans along with the corresponding $25,000 interest fee. These loans resulted in a total interest expense of $560,000 that was recognized during the year ended December 31, 2024. A total principal balance of $255,000 and accrued interest of $255,000 remained outstanding as of December 31, 2024.

In November of 2024, the Company raised $30,000 from a short-term loan which carried a 100% interest fee. In addition, the Company requested from the underwriter that they unlock 24,500 shares of common stock currently owned by the lender to be available as freely floating, publicly tradable shares. A total principal balance of $30,000 and accrued interest of $30,000 remained outstanding as of December 31, 2024. This loan was repaid in April of 2025. Please refer to Note 10 for subsequent events.

Original Issue Discount Convertible Promissory Note — December 2024

In December of 2024, the Company raised $25,000 from a short-term convertible promissory note which is unrelated to the previously issued convertible debt through May of 2024 and carries different terms. This note has a 30% original issue discount that constitutes the interest due on the loan and was added to the principal balance, a payment in equity kicker shares of the Company’s common stock having a combined value equaling 30% of the principal amount and a maturity date of February 15, 2025. The number of the shares subject to the equity kicker were calculated based on the Company’s anticipated price per share at the IPO, which was at $4. The original issue discount and the equity kicker shares had values of $7,500 each for a total discount on debt of $15,000. During 2024, the Company recognized $4,219 in amortization of debt discount on the consolidated statements of operations and comprehensive loss. The issuance of this loan resulted in an additional 1,875 shares of common stock becoming due and were not issued as of December 31, 2024. As such, it resulted in an increase of $7,500 to the shares payable balance during the year ended December 31, 2024. Please refer to Note 7. A total principal balance of $32,500 and unamortized debt discount of $10,781 remained outstanding as of December 31, 2024.

Loan repayment options included the proceeds of the Company’s IPO, which occurred on March 6, 2025 and was the earliest of all other options. The lender had the option to convert the debt into shares of the Company’s common stock but, instead, the repayment of the loan principal of $25,000 and accrued interest of $7,500 was completed in March of 2025. The 1,875 shares were issued in April of 2025, subsequent to the maturity date of February 15, 2025. Please refer to Note 10 for subsequent events.